Financial and Other Non-Current Liabilities - Additional Information (Detail)									1 Months Ended				12 Months Ended
	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2017 EUR (€)	Sep. 30, 2015 EUR (€)	Jan. 22, 2015 EUR (€)	Sep. 30, 2014 EUR (€)	Apr. 30, 2018 EUR (€)	Oct. 31, 2015 EUR (€)	Oct. 31, 2014 EUR (€)	Apr. 30, 2013 EUR (€)	Dec. 31, 2017 EUR (€) Contracts	Dec. 31, 2016 EUR (€) Installments	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2011 EUR (€)
Disclosure of Detailed Information About Financial Instruments [line items]
Advances repayable at nominal value													100.00%
Number of advance contracts | Contracts													2
Income earned on termination of contract														€ 146,000
Cash collected from conditional advance															€ 865,000
Repayment of conditional advance													€ 578,000	275,000	192,000
Borrowing to be repaid regardless of outcome														€ 256,000
Number of installment payments | Installments														4
Installment payment start date														Sep. 30, 2014
Borrowing to be paid in installment														€ 64,000
Financial assistance													4,150,000	4,628,000	4,809,000	€ 4,047,000
Current financial liabilities													2,325,000	591,000	149,000
Non-current part of deferred revenue													7,000,000
3rd OSEO contract [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Cash collected from conditional advance																128,000	€ 256,000	€ 256,000
Repayment of conditional advance													128,000	128,000	192,000
Financial assistance													64,000	192,000	318,000	507,000
3rd OSEO contract [member] | Top of range [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Cash collected from conditional advance																		€ 640,000
Repayment of conditional advance						€ 32,000		€ 64,000
4th OSEO contract [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Cash collected from conditional advance							€ 864,989			€ 918,000	€ 903,500	€ 903,500			865,000
Financial assistance													€ 1,700,000	€ 1,684,000	€ 1,669,000	805,000
Annual interest rate on advance													2.05%	2.05%	2.05%
Conditional advance, including interest to be paid															€ 3,750,000
Current financial liabilities													€ 1,700,000
4th OSEO contract [member] | Collaborative research and clinical development [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Cash collected from conditional advance																	€ 3,206,162
4th OSEO contract [member] | Scenario, Forecast [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Cash collected from conditional advance									€ 481,162
4th OSEO contract [member] | Scenario, Forecast [member] | Top of range [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Repayment of conditional advance	€ 1,450,000	€ 1,100,000	€ 800,000	€ 400,000
BPI advance [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Cash collected from conditional advance																3,000,000
Repayment of conditional advance					€ 150,000								450,000
Financial assistance													2,386,000	€ 2,751,000	2,666,000	2,584,000
Number of quarterly repayments					20
COFACE [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Income earned on termination of contract														146,000
Cash collected from conditional advance													€ 147,000
Repayment of conditional advance														€ 147,000
Financial assistance															€ 156,000	€ 151,000
Proportion of revenue to be paid in advance by the company													7.00%
Agreement termination date														Dec. 31, 2016